Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Nov. 18, 2013
Document Creation Date	dei_DocumentCreationDate	Jan. 17, 2014